SHARE-BASED COMPENSATION - Assumptions used to estimate the fair values of the share options granted (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SHARE-BASED COMPENSATION
Risk-free rate of return, minimum	2.01%	1.31%	0.65%
Risk-free rate of return, maximum	2.63%	1.76%	1.20%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate, minimum	27.00%		20.00%
Estimated volatility rate, maximum	38.00%		23.00%
Estimated volatility rate		25.00%
Dividend yield	0.00%	0.00%	0.00%
Weighted-average grant-date fair value of the options granted	$ 5.69	$ 3.98	$ 1.93
Minimum
SHARE-BASED COMPENSATION
Fair value per ordinary share	3.00	5.89	3.67
Maximum
SHARE-BASED COMPENSATION
Fair value per ordinary share	$ 9.51	$ 7.30	$ 4.60